CONDENSED CONSOLIDATING FINANCIAL STATEMENTS - Condensed Consolidating Balance Sheets (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Assets
Cash and due from banks	$ 23,043	$ 20,900	$ 32,108	$ 29,885
Cash and due from banks—intercompany	0	0
Federal funds sold and resale agreements	236,813	219,675
Federal funds sold and resale agreements—intercompany	0	0
Trading account assets	243,925	241,215
Trading account assets—intercompany	0	0
Investments	353,304	342,955
Loans, net of unearned income	624,369	617,617
Loans, net of unearned income—intercompany	0	0
Allowance for loan losses	(12,060)	(12,626)	(15,994)	$ (19,648)
Total loans, net	612,309	604,991
Advances to subsidiaries	0	0
Investments in subsidiaries	0	0
Other assets	322,683	301,474
Other assets—intercompany	0	0
Total assets	1,792,077	1,731,210
Liabilities and equity
Deposits	929,406	907,887
Deposits—intercompany	0	0
Federal funds purchased and securities loaned or sold under agreements to repurchase, at fair value	141,821	146,496
Federal funds purchased and securities loaned or sold—intercompany	0	0
Trading account liabilities	139,045	117,512
Trading account liabilities—intercompany	0	0
Short-term borrowings, at fair value	30,701	21,079
Short-term borrowings—intercompany	0	0
Long-term debt, at fair value	206,178	201,275
Long-term debt—intercompany	0	0
Advances from subsidiaries	0	0
Other liabilities	118,783	113,869
Other liabilities, intercompany	0	0
Stockholders' equity	226,143	223,092	$ 211,696
Total liabilities and equity	1,792,077	1,731,210
Other assets	128,008	133,743
Consolidating adjustments
Assets
Cash and due from banks	0	0
Cash and due from banks—intercompany	0	0
Federal funds sold and resale agreements	0	0
Federal funds sold and resale agreements—intercompany	0	0
Trading account assets	0	0
Trading account assets—intercompany	0	0
Investments	0	0
Loans, net of unearned income	0	0
Loans, net of unearned income—intercompany	0	0
Allowance for loan losses	0	0
Total loans, net	0	0
Advances to subsidiaries	0	0
Investments in subsidiaries	(226,279)	(221,362)
Other assets	0	0
Other assets—intercompany	0	0
Total assets	(226,279)	(221,362)
Liabilities and equity
Deposits	0	0
Deposits—intercompany	0	0
Federal funds purchased and securities loaned or sold under agreements to repurchase, at fair value	0	0
Federal funds purchased and securities loaned or sold—intercompany	0	0
Trading account liabilities	0	0
Trading account liabilities—intercompany	0	0
Short-term borrowings, at fair value	0	0
Short-term borrowings—intercompany	0	0
Long-term debt, at fair value	0	0
Long-term debt—intercompany	0	0
Advances from subsidiaries	0	0
Other liabilities	0	0
Other liabilities, intercompany	0	0
Stockholders' equity	(226,279)	(221,362)
Total liabilities and equity	(226,279)	(221,362)
Citigroup parent company
Liabilities and equity
Long-term debt, at fair value	147,333
Other assets	20,700	42,700
Citigroup parent company | Reportable legal entities
Assets
Cash and due from banks	0	0
Cash and due from banks—intercompany	142	124
Federal funds sold and resale agreements	0	0
Federal funds sold and resale agreements—intercompany	0	0
Trading account assets	6	0
Trading account assets—intercompany	1,173	1,032
Investments	173	484
Loans, net of unearned income	0	0
Loans, net of unearned income—intercompany	0	0
Allowance for loan losses	0	0
Total loans, net	0	0
Advances to subsidiaries	143,154	104,405
Investments in subsidiaries	226,279	221,362
Other assets	23,734	25,819
Other assets—intercompany	27,845	58,199
Total assets	422,506	411,425
Liabilities and equity
Deposits	0	0
Deposits—intercompany	0	0
Federal funds purchased and securities loaned or sold under agreements to repurchase, at fair value	0	0
Federal funds purchased and securities loaned or sold—intercompany	0	185
Trading account liabilities	0	0
Trading account liabilities—intercompany	1,006	1,036
Short-term borrowings, at fair value	0	146
Short-term borrowings—intercompany	0	0
Long-term debt, at fair value	147,333	141,914
Long-term debt—intercompany	0	0
Advances from subsidiaries	41,258	36,453
Other liabilities	3,466	3,560
Other liabilities, intercompany	4,323	6,274
Stockholders' equity	225,120	221,857
Total liabilities and equity	422,506	411,425
CGMHI | Reportable legal entities
Assets
Cash and due from banks	870	592
Cash and due from banks—intercompany	3,820	1,403
Federal funds sold and resale agreements	196,236	178,178
Federal funds sold and resale agreements—intercompany	12,270	15,035
Trading account assets	121,484	124,731
Trading account assets—intercompany	907	1,765
Investments	335	402
Loans, net of unearned income	575	1,068
Loans, net of unearned income—intercompany	0	0
Allowance for loan losses	0	(3)
Total loans, net	575	1,065
Advances to subsidiaries	0	0
Investments in subsidiaries	0	0
Other assets	46,095	36,860
Other assets—intercompany	38,207	30,737
Total assets	420,799	390,768
Liabilities and equity
Deposits	0	0
Deposits—intercompany	0	0
Federal funds purchased and securities loaned or sold under agreements to repurchase, at fair value	122,320	122,459
Federal funds purchased and securities loaned or sold—intercompany	25,417	22,042
Trading account liabilities	87,714	62,386
Trading account liabilities—intercompany	868	2,045
Short-term borrowings, at fair value	1,356	188
Short-term borrowings—intercompany	35,596	34,916
Long-term debt, at fair value	8,128	2,530
Long-term debt—intercompany	41,287	51,171
Advances from subsidiaries	0	0
Other liabilities	57,430	55,482
Other liabilities, intercompany	7,894	10,967
Stockholders' equity	32,789	26,582
Total liabilities and equity	420,799	390,768
Other Citigroup subsidiaries and eliminations
Assets
Cash and due from banks	22,173	20,308
Cash and due from banks—intercompany	(3,962)	(1,527)
Federal funds sold and resale agreements	40,577	41,497
Federal funds sold and resale agreements—intercompany	(12,270)	(15,035)
Trading account assets	122,435	116,484
Trading account assets—intercompany	(2,080)	(2,797)
Investments	352,796	342,069
Loans, net of unearned income	623,794	616,549
Loans, net of unearned income—intercompany	0	0
Allowance for loan losses	(12,060)	(12,623)
Total loans, net	611,734	603,926
Advances to subsidiaries	(143,154)	(104,405)
Investments in subsidiaries	0	0
Other assets	252,854	238,795
Other assets—intercompany	(66,052)	(88,936)
Total assets	1,175,051	1,150,379
Liabilities and equity
Deposits	929,406	907,887
Deposits—intercompany	0	0
Federal funds purchased and securities loaned or sold under agreements to repurchase, at fair value	19,501	24,037
Federal funds purchased and securities loaned or sold—intercompany	(25,417)	(22,227)
Trading account liabilities	51,331	55,126
Trading account liabilities—intercompany	(1,874)	(3,081)
Short-term borrowings, at fair value	29,345	20,745
Short-term borrowings—intercompany	(35,596)	(34,916)
Long-term debt, at fair value	50,717	56,831
Long-term debt—intercompany	(41,287)	(51,171)
Advances from subsidiaries	(41,258)	(36,453)
Other liabilities	57,887	54,827
Other liabilities, intercompany	(12,217)	(17,241)
Stockholders' equity	194,513	196,015
Total liabilities and equity	1,175,051	1,150,379
Up to 30 days | Citigroup parent company
Liabilities and equity
Placements with term of less than 30 days	$ 6,800	$ 33,900